7. Stockholders' Equity: Schedule of Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Share-based Compensation
	01/01/2012 to 06/30/2012	01/01/2011 to 06/30/2011
Share-based compensation, employees	16,131	23,554,
Share-based compensation, other	54,300	0